Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Quantitative Information Regarding Company’s Leases

Quantitative information regarding the Company’s leases is as follows:

	Three Months Ended March 31,
	2025	2024
Lease expenses
Operating lease expenses	$150,278	$150,278
Short-term lease costs	15,000	-
Variable and other lease costs	2,325	8,828
Total lease cost	$167,603	$159,106
Other information
Cash paid for the amounts included in the measurement of lease liabilities for operating leases:
Operating cash flows	$143,085	$138,235
Weighted-average remaining lease term (in years):
Operating leases	8.39	9.23
Weighted-average discount rate:
Operating leases	6.3%	6.3%

Qualitative information regarding the Company’s leases is as follows:

	The Years Ended December 31,
	2024	2023
Lease expenses
Operating lease expenses	$601,113	$591,588
Variable and other lease costs	44,728	5,395
Total lease cost	$645,841	$596,983
Other information
Cash paid for the amounts included in the measurement of lease liabilities for operating leases:
Operating cash flows	$557,703	$506,783
Weighted-average remaining lease term (in years):
Operating leases	8.59	9.53
Weighted-average discount rate:
Operating leases	6.3%	6.3%

Schedule of Maturity Analysis Under the Lease Agreement

Maturity analysis under the lease agreement is as follows:

Total
2025	$432,276
2026	535,720
2027	492,318
2028	508,885
2029 and beyond	2,765,365
4,734,564
Less: present value discount	(1,092,894)
Lease liability	$3,641,670

Maturity analysis under the lease agreements are as follows:

Total
2025	$575,360
2026	535,719
2027	492,318
2028	508,885
2029 and beyond	2,765,250
4,877,532
Less: present value discount	(1,150,349)
Lease liability	$3,727,183